Pension, Retiree Medical and Savings Plans (Selected Financial Information for Pension and Retiree Medical Plans) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Pension Plans, Defined Benefit
Change in fair value of plan assets
Employer contributions/funding	$ 591	$ 200	$ 1,614
United States Pension Plan of US Entity, Defined Benefit
Change in projected benefit liability
Liability at beginning of year	11,825	12,886
Service cost	393	467	407
Interest cost	580	527	534
Plan amendments	(122)	22
Experience loss/(gain)	1,635	(1,522)
Benefit payments	(349)	(533)
Settlement/curtailment	(577)	(44)
Special termination benefits	24	22
Liability at end of year	13,409	11,825	12,886
Change in fair value of plan assets
Fair value at beginning of year	11,462	10,817
Actual return on plan assets	1,254	1,159
Employer contributions/funding	434	63
Benefit payments	(349)	(533)
Defined Benefit Plan, Settlements, Plan Assets	(577)	(44)
Fair value at end of year	12,224	11,462	10,817
Funded status	(1,185)	(363)
Amounts recognized
Other assets	97	603
Other current liabilities	(42)	(41)
Other liabilities	(1,240)	(925)
Net amount recognized	(1,185)	(363)
Amounts included in accumulated other comprehensive loss (pre-tax)
Net loss/(gain)	2,918	2,069
Prior service (credit)/cost	(18)	125
Total	2,900	2,194
Components of the increase/(decrease) in net loss/(gain) included in accumulated other comprehensive loss
Change in discount rate	1,424	(1,532)
Employee-related assumption changes	345	24
Liability-related experience different from assumptions	(104)	(14)
Actual asset return different from expected return	(470)	(336)
Amortization and settlement of losses	(316)	(285)
Other, including foreign currency adjustments	(30)
Total	849	(2,143)
Liability at end of year for service to date	12,206	10,803
International
Change in projected benefit liability
Liability at beginning of year	2,859	2,788
Service cost	98	111	100
Interest cost	131	118	115
Plan amendments		(1)
Participant contributions	3	3
Experience loss/(gain)	512	(65)
Benefit payments	(86)	(91)
Settlement/curtailment	(25)	(3)
Foreign currency adjustment	(245)	(2)
Defined Benefit Plan, Other Changes		1
Liability at end of year	3,247	2,859	2,788
Change in fair value of plan assets
Fair value at beginning of year	2,777	2,463
Actual return on plan assets	401	265
Employer contributions/funding	157	137
Benefit payments	(86)	(91)
Defined Benefit Plan, Settlements, Plan Assets	(24)	(8)
Foreign currency adjustment	(226)	8
Fair value at end of year	3,002	2,777	2,463
Funded status	(245)	(82)
Amounts recognized
Other assets	37	74
Other current liabilities	(1)	(1)
Other liabilities	(281)	(155)
Net amount recognized	(245)	(82)
Amounts included in accumulated other comprehensive loss (pre-tax)
Net loss/(gain)	1,003	849
Prior service (credit)/cost	(7)	(6)
Total	996	843
Components of the increase/(decrease) in net loss/(gain) included in accumulated other comprehensive loss
Change in discount rate	636	(166)
Employee-related assumption changes	(112)	91
Liability-related experience different from assumptions	(12)	10
Actual asset return different from expected return	(225)	(108)
Amortization and settlement of losses	(61)	(68)
Other, including foreign currency adjustments	(72)	(6)
Total	154	(247)
Liability at end of year for service to date	2,721	2,369
Retiree Medical Plan
Change in projected benefit liability
Liability at beginning of year	1,384	1,511
Service cost	36	45	50
Interest cost	58	54	65
Plan amendments	(125)
Experience loss/(gain)	190	(128)
Benefit payments	(101)	(97)
Special termination benefits	3	2
Foreign currency adjustment	(6)	(3)
Liability at end of year	1,439	1,384	1,511
Change in fair value of plan assets
Fair value at beginning of year	406	365
Actual return on plan assets	46	76
Employer contributions/funding	64	62	251
Benefit payments	(101)	(97)
Fair value at end of year	415	406	$ 365
Funded status	(1,024)	(978)
Amounts recognized
Other current liabilities	(57)	(72)
Other liabilities	(967)	(906)
Net amount recognized	(1,024)	(978)
Amounts included in accumulated other comprehensive loss (pre-tax)
Net loss/(gain)	(49)	(222)
Prior service (credit)/cost	(166)	(69)
Total	(215)	(291)
Components of the increase/(decrease) in net loss/(gain) included in accumulated other comprehensive loss
Change in discount rate	98	(117)
Employee-related assumption changes	58	2
Liability-related experience different from assumptions	34	(13)
Actual asset return different from expected return	(19)	(49)
Amortization and settlement of losses	4	(1)
Other, including foreign currency adjustments	(2)
Total	$ 173	$ (178)